Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Summary of amortized cost, fair value and maturity of derivative financial instruments

	Notional	Amortized cost	Fair value	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2024	12/31/2023
Assets
Forward derivatives	528	528	528	335	193	—	—	528	4,213
Future derivatives	2,718,614	35	35	—	4	17	14	35	25
Total assets	2,719,142	563	563	335	197	17	14	563	4,238

Liabilities
Swap derivatives	(13,500)	(5,463)	(5,463)	—	(5,463)	—	—	(5,463)	(14,665)
Forward derivatives	(1,187,939)	(64,539)	(64,539)	(17,874)	(46,665)	—	—	(64,539)	(398)
Future derivatives	(11,319,949)	(46)	(46)	—	(1)	(36)	(9)	(46)	—
Total liabilities	(12,521,388)	(70,048)	(70,048)	(17,874)	(52,129)	(36)	(9)	(70,048)	(15,063)

Net effect	(9,802,246)	(69,485)	(69,485)	(17,539)	(51,932)	(19)	5	(69,485)	(10,825)

Summary of notional value of forward and swap contracts

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2024	12/31/2023
Long position	63,081	2,644,965	9,447	1,649	2,719,142	146,040
Forward	335	193	—	—	528	24,223
Future	62,746	2,644,772	9,447	1,649	2,718,614	121,817

Short position	(2,417,422)	(4,857,340)	(2,648,309)	(2,598,317)	(12,521,388)	6,380,611
Swap	—	(13,500)	—	—	(13,500)	40,500
Forward	(283,500)	(904,439)	—	—	(1,187,939)	2,103
Future	(2,133,922)	(3,939,401)	(2,648,309)	(2,598,317)	(11,319,949)	6,338,008
Total	(2,354,341)	(2,212,375)	(2,638,862)	(2,596,668)	(9,802,246)	6,526,651

Summary of hedge accounting exposure

	12/31/2024	12/31/2023
Hedge instruments	7,746,620	5,811,750
Future DI (a)	3,218,086	3,755,670
IPCA (c)	3,396,865	1,728,330
Future dollar (b)	1,105,326	256,589
Swap (c)	26,344	71,161

Hedge object	7,656,991	5,826,436
Loans (a)	3,165,012	3,761,467
Real estate loans (c)	3,381,406	1,802,022
Investment abroad (b)	1,110,573	262,947

(a)    DI rate refers to the average overnight interbank loan rates in Brazil. Refers to loan portfolios, including advance FGTS withdrawals and payroll loans;
(b)    Used to protect investments in subsidiaries abroad.
(c)    Refers to the real estate loan portfolio